Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	8 Months Ended	12 Months Ended	17 Months Ended	20 Months Ended	29 Months Ended	32 Months Ended	41 Months Ended	44 Months Ended	53 Months Ended
		Aug. 04, 2022	Nov. 16, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
Schwab Ariel Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Schwab Ariel Opportunities ETF
Accumulated Value	[1],[2]		$ 9,284	$ 9,154.17			$ 8,552.1		$ 9,943.53		$ 9,962.52		$ 11,246.78
Schwab Crypto Thematic ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Schwab Crypto Thematic ETF
Accumulated Value	[1],[2]	$ 8,956			$ 8,106.52			$ 16,251.99		$ 13,357.45		$ 21,570.79
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					S&P 500® Index
Accumulated Value			9,759.85	9,728.32			8,976.48		11,658.75		12,620.8		14,867.74
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]					MSCI ACWI Index (Net)
Accumulated Value	[5]	9,612.02			10,237.45			12,614.19		13,516.11		16,220.71
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500TM Index
Accumulated Value			$ 9,261.8	$ 9,009.16			$ 8,073.19		$ 9,803.39		$ 9,498.48		$ 11,725.43
Schwab Crypto Thematic Index® [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]					Schwab Crypto Thematic Index® (Net)
Accumulated Value	[5]	$ 8,953.98			$ 8,083.07			$ 16,262.35		$ 13,351.79		$ 21,606.77

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[4]	The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index® (Net). The fund does not seek to track the regulatory index.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.